--------------------------------------------------------------------------------
LARGE-CAP VALUE
--------------------------------------------------------------------------------

AllianceBernstein
Disciplined Value
Fund

Semi-Annual Report
May 31, 2002

                               [GRAPHIC OMITTED]


                                        Alliance Capital [LOGO](R)
                                        The Investment Professional's Choice

                           Investment Products Offered
                           ---------------------------
                            o Are Not FDIC Insured
                            o May Lose Value
                            o Are Not Bank Guaranteed
                           ---------------------------

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

Alliance Fund Distributors, Inc., the principal underwriter of the Alliance mutual funds and an affiliate of Alliance Capital Management L.P., the manager of the funds, is a member of the NASD.

                                                          ----------------------
                                                          LETTER TO SHAREHOLDERS
                                                          ----------------------

LETTER TO SHAREHOLDERS
July 23, 2002

Dear Shareholder:

This report provides the performance, investment strategy and outlook of AllianceBernstein Disciplined Value Fund (the "Fund") for the semi-annual reporting period ended May 31, 2002.

Investment Objective and Policies

This open-end fund invests primarily in the equity securities of U.S. companies that Alliance believes are undervalued. The Fund's investment objective is long-term growth of capital through the application of a disciplined value-oriented investment process. The Fund expects, under normal circumstances, to invest primarily in equity securities of about 75 U.S. companies. The Fund may also invest up to 15% of its total assets in non-U.S. companies.

Investment Results

The following table provides performance data for the Fund and its benchmark, the Russell 1000 Value Index, for the six- and 12-month periods ended May 31, 2002.

INVESTMENT RESULTS*
Periods Ended May 31, 2002

                       ------------------------
                            Total Returns
                       ------------------------
                       6 Months       12 Months
-----------------------------------------------
AllianceBernstein
Disciplined
Value Fund
Class A                 -0.08%          -9.73%
-----------------------------------------------
Class B                 -0.46%         -10.38%
-----------------------------------------------
Class C                 -0.46%         -10.32%
-----------------------------------------------
Russell 1000
Value Index              3.40%          -5.55%
-----------------------------------------------

* The Fund's investment results are total returns for the periods shown and are based on the net asset value (NAV) of each class of shares as of May 31, 2002. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for the Fund include the reinvestment of any distributions paid during each period. Past performance is no guarantee of future results.

      The unmanaged Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including AllianceBernstein Disciplined Value Fund.

      Additional investment results appear on pages 5-8.

Performance of the Fund lagged its primary benchmark, the Russell 1000 Value Index, during the reporting period, but given its value-style investment underpinning, the Fund fared well versus the average equity mutual fund and broader market indices. Poor results from investments in merchant energy stocks (e.g., Enron and Dynegy) attributed most to the Fund's underperformance. Other investments, tainted by some of the confidence issues outlined above (e.g., Tyco) also contributed to underperformance.


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN DISCIPLINED VALUE FUND o 1

----------------------
LETTER TO SHAREHOLDERS
----------------------

Aside from these large positions, other stocks in the Fund's portfolio performed well, but just not enough to completely offset the underperforming securities identified above. For example, our opportunistic purchases of technology stocks late last year and our purchase of recession resistant stocks earlier this year greatly aided performance. Hospital stocks, such as Health Management Associates, HCA, and Tenet, all generated handsome positive returns against the backdrop of a declining overall stock market. Investments in Health Management Organization (HMO) stocks, such as Humana and Trigon (which is currently being acquired), have added to relative performance. Also, the Fund's investments in stable demand companies, such as Avon and Anheuser Busch, performed well as these businesses executed operationally and delivered strong earnings performance.

Market Commentary

During the past few months, U.S. stocks have endured an all-out assault on the still fragile, post September 11 psyche of domestic equity investors. Fallout from escalating tension in the Mid-East, the receding but still relevant consequences of the Internet meltdown, and the lagging impact of recession on corporate balance sheets are all factors contributing to extreme risk aversion on the part of investors. Heightened investor concern about complex financial structures, corporate earnings transparency, and the onslaught of corporate governance breakdowns are equally significant considerations in attempting to understand deflating equity valuations. With some of our capital markets' check and balance mechanisms having failed in a handful of high profile cases (e.g., Enron, Quest, WorldCom, etc.), investor confidence continues to plummet. In our opinion, the high emotion and short-term focus on current investor decision making has become extreme. Equity owners appear to be shooting first and aiming later, creating excellent opportunity for long-term value investors.

We believe the myopic, media inflamed emphasis on controversy has obscured an underlying improvement in company fundamentals. Based on forecast numbers, S&P 500 Stock Index operating profits appear to have bottomed and are anticipated to accelerate throughout the remainder of 2002, as nominal gross domestic product
(GDP) lifts and corporate revenues grow. With the high corporate productivity/low inflation/low interest rate dynamic still at work, we see opportunity for equity valuations to stabilize and selectively improve, and higher earnings to support higher stock prices.

During the last couple of months, dispersion of returns by style and sector has declined somewhat. This behav-


--------------------------------------------------------------------------------
2 o ALLIANCEBERNSTEIN DISCIPLINED VALUE FUND

                                                          ----------------------
                                                          LETTER TO SHAREHOLDERS
                                                          ----------------------

ior is consistent with our fundamental perception that the investment opportunity set appears fairly flat across the market. Our analytical work broadly suggests that the valuation excesses of large-capitalization growth stocks that peaked in early 2000 have been largely purged and the modest absolute attractiveness of large-capitalization value stocks that appeared in early 2000 has largely disappeared.

Moreover, the opportunity in small- and mid-sized companies, created after years of underperformance during the late 1990's, has largely closed after the outstanding relative performance experienced in these areas of the market over the past two years. In other words, there is currently little opportunity for investors to add value to predicted portfolio returns by betting growth versus value or large-capitalization versus mid- and small-capitalization. This condition obviously puts greater pressure on stock selection.

Outlook

With many of our investments in the health care area performing well, we now need to anticipate where the next value theme might emerge. Our relative valuation methodology suggests significant opportunity may develop within the very distressed technology and telecommunication sectors. To date, we have been reticent to respond, but we anticipate building a more aggressive commitment to these areas of the market as valuations become increasingly attractive and business fundamentals appear to stabilize. In the past, overspending with nearly zero cost money led to overcapacity. Therefore, companies that perhaps should not have been funded were provided with capital and thus purchased routers, switches, computers, etc. that have contributed to the massive "physical" investment in capacity.

The good news with regards to this observation is that the capital markets will not be funding any new investment initiatives any time soon. In fact, an entire generation of new economy competitors has gone bankrupt as their business models have lost viability. This will clearly have an extremely positive impact on industry cash flows. Existing capacity within the telecommunication services industry is being absorbed as demand for services continues to grow. Pricing of services will likely stabilize and new services will likely be introduced. If this scenario proves to be correct, the investments we make today, will prove to drive the out-performance that we hope to discuss in future shareholder reports.

Thank you for your interest and investment in AllianceBernstein Disciplined


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN DISCIPLINED VALUE FUND o 3

----------------------
LETTER TO SHAREHOLDERS
----------------------

Value Fund. We look forward to reporting to you on market activity and the Fund's investment results in the future.

Sincerely,


/s/ John D. Carifa
John D. Carifa
Chairman and President


/s/ Paul C. Rissman
Paul C. Rissman
Senior Vice President


/s/ Frank V. Caruso
Frank V. Caruso
Senior Vice President


[PHOTO] John D. Carifa


[PHOTO] Paul C. Rissman


[PHOTO] Frank V. Caruso

Portfolio Managers, Paul C. Rissman and Frank V. Caruso, have over 34 years of combined investment experience.


--------------------------------------------------------------------------------
4 o ALLIANCEBERNSTEIN DISCIPLINED VALUE FUND

                                                               -----------------
                                                               PORTFOLIO SUMMARY
                                                               -----------------

PERFORMANCE UPDATE
May 31, 2002 (unaudited)

ALLIANCEBERNSTEIN DISCIPLINED VALUE FUND
GROWTH OF A $10,000 INVESTMENT
12/31/99* TO 5/31/02

AllianceBernstein Disciplined Value Fund
Russell 1000 Value Index

[THE FOLLOWING TABLE WAS DEPICTED BY A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

AllianceBernstein Disciplined Value Fund Class A:  $12,204

Russell 1000 Value Index:                          $10,207

                     AllianceBernstein
                     Disciplined Value          Russell 1000
                          Fund                  Value Index
------------------------------------------------------------
     12/31/99            $ 9,574                   $10,000
     5/31/00             $10,649                   $10,035
     5/31/01             $13,520                   $10,806
     5/31/02             $12,204                   $10,207

This chart illustrates the total value of an assumed $10,000 investment in AllianceBernstein Disciplined Value Fund Class A shares (from 12/31/99 to 5/31/02) as compared to the performance of an appropriate broad-based index. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains. Performance for Class B, Class C and Advisor Class shares will vary from the results shown above due to differences in expenses charged to these classes. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income.

The unmanaged Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

When comparing AllianceBernstein Disciplined Value Fund to the index shown above, you should note that no charges or expenses are reflected in the performance of the index. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including AllianceBernstein Disciplined Value Fund.

*     Closest month-end to Fund's Class A share inception date of 12/22/99.


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN DISCIPLINED VALUE FUND o 5

------------------
PERFORMANCE UPDATE
------------------

PERFORMANCE UPDATE

ALLIANCEBERNSTEIN DISCIPLINED VALUE FUND
HISTORY OF RETURNS
YEARLY PERIODS ENDED 5/31

AllianceBernstein Disciplined Value Fund
Russell 1000 Value Index

                              [BAR CHART OMITTED]

      AllianceBernstein Disciplined Value Fund - Yearly Periods Ended 5/31
--------------------------------------------------------------------------------
                            AllianceBernstein           Russell 1000
                         Disciplined Value Fund          Value Index
--------------------------------------------------------------------------------
      5/31/00*                    14.90%                    0.36%
      5/31/01                     26.96%                    7.68%
      5/31/02                     -9.73%                   -5.55%

Past performance is no guarantee of future results. The Fund's investment results represent total returns for Class A shares and are based on the net asset value (NAV). All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for Class B, Class C and Advisor Class shares will vary from the results shown above due to different expenses associated with these classes. Returns for the Fund include the reinvestment of any distributions paid during each period.

The unmanaged Russell 1000 Value Index contains those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including AllianceBernstein Disciplined Value Fund.

* The Fund's return for the period ended 5/31/00 is from the Fund's inception date of 12/22/99. The benchmark's return for the period ended 5/31/00 is from 12/31/99 through 5/31/00.


--------------------------------------------------------------------------------
6 o ALLIANCEBERNSTEIN DISCIPLINED VALUE FUND

                                                               -----------------
                                                               PORTFOLIO SUMMARY
                                                               -----------------

PORTFOLIO SUMMARY
May 31, 2002 (unaudited)

INCEPTION DATES                  PORTFOLIO STATISTICS

Class A Shares                   Net Assets ($mil): $284.9
12/22/99                         Average Market Capitalization ($mil): $25,259
Class B Shares
12/22/99
Class C Shares
12/22/99


SECTOR BREAKDOWN

28.4% Health Care
21.5% Finance
21.1% Technology
 8.2% Consumer Staples                         [PIE CHART]
 7.5% Energy
 4.6% Consumer Services
 2.7% Multi-Industry Companies
 2.6% Utilities
 1.8% Transportation
 0.8% Capital Goods

 0.8% Short-Term

HOLDING TYPE

99.2% Equity                                   [PIE CHART]
 0.8% Short-Term

All data as of May 31, 2002. The Fund's sector breakdown and holding type are expressed as a percentage of total investments and may vary over time.


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN DISCIPLINED VALUE FUND o 7

------------------
INVESTMENT RESULTS
------------------

INVESTMENT RESULTS

AVERAGE ANNUAL TOTAL RETURNS AS OF MAY 31, 2002

Class A Shares
--------------------------------------------------------------------------------
                              Without Sales Charge        With Sales Charge
                     1 Year          -9.73%                    -13.55%
            Since Inception*         11.94%                      9.98%

Class B Shares
--------------------------------------------------------------------------------
                     1 Year         -10.38%                    -13.96%
            Since Inception*         11.20%                     10.50%

Class C Shares
--------------------------------------------------------------------------------
                     1 Year         -10.32%                    -11.22%
            Since Inception*         11.17%                     11.17%

SEC AVERAGE ANNUAL TOTAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT QUARTER-END (JUNE 30, 2002)

                               Class A           Class B         Class C
                                Shares            Shares          Shares
--------------------------------------------------------------------------------
                     1 Year    -21.25%           -21.57%         -19.15%
            Since Inception*     4.41%             4.81%           5.47%

The Fund's investment results represent average annual total returns. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without and with the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year, 1% contingent deferred sales charge for accounts over $1,000,000.

The Fund can invest in foreign securities, which may magnify fluctuations due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainties in foreign countries. The Fund may at times be concentrated in a particular sector or industry group and, therefore, may be subject to greater risk. The Fund can invest in small to mid-capitalization companies. These investments may be more volatile than investments in large capitalization companies.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

*     Inception date for all share classes: 12/22/99.


--------------------------------------------------------------------------------
8 o ALLIANCEBERNSTEIN DISCIPLINED VALUE FUND

                                                            --------------------
                                                            TEN LARGEST HOLDINGS
                                                            --------------------

TEN LARGEST HOLDINGS
May 31, 2002 (unaudited)

                                                                    Percent of
Company                                            U.S. $ Value     Net Assets
--------------------------------------------------------------------------------
Health Management Associates, Inc. Cl.A            $10,295,000         3.6%
--------------------------------------------------------------------------------
J. P. Morgan Chase & Co.                             9,886,250         3.5
--------------------------------------------------------------------------------
HCA Healthcare Corp.                                 9,826,000         3.4
--------------------------------------------------------------------------------
Tenet Healthcare Corp.                               8,940,000         3.2
--------------------------------------------------------------------------------
Wyeth                                                8,325,000         2.9
--------------------------------------------------------------------------------
Loews Corp. - Carolina Group                         8,062,500         2.8
--------------------------------------------------------------------------------
Manor Care, Inc.                                     7,770,000         2.7
--------------------------------------------------------------------------------
Tyco International, Ltd.                             7,682,500         2.7
--------------------------------------------------------------------------------
Human Genome Sciences, Inc.                          5,606,250         2.0
--------------------------------------------------------------------------------
Affiliated Computer Services, Inc. Cl.A              5,564,000         2.0
--------------------------------------------------------------------------------
                                                   $81,957,500        28.8%


MAJOR PORTFOLIO CHANGES
Six Months Ended May 31, 2002 (unaudited)
                                                 -------------------------------
                                                             Shares
                                                 -------------------------------
Purchases                                         Bought        Holdings 5/31/02
--------------------------------------------------------------------------------
ACE, Ltd.                                        150,000                150,000
--------------------------------------------------------------------------------
Affiliated Computer Services, Inc. Cl.A          100,000                100,000
--------------------------------------------------------------------------------
Altera Corp.                                     275,000                275,000
--------------------------------------------------------------------------------
First Data Corp.                                  67,500                 67,500
--------------------------------------------------------------------------------
The Home Depot, Inc.                             120,000                120,000
--------------------------------------------------------------------------------
J. P. Morgan Chase & Co.                         234,275                275,000
--------------------------------------------------------------------------------
Loews Corp. - Carolina Group                     250,000                250,000
--------------------------------------------------------------------------------
Microsoft Corp.                                  100,000                100,000
--------------------------------------------------------------------------------
Pfizer Inc.                                      140,000                140,000
--------------------------------------------------------------------------------
Tenet Healthcare Corp.                           120,000                120,000
--------------------------------------------------------------------------------

Sales                                             Sold         Holdings 5/31/02
--------------------------------------------------------------------------------
Bank of America Corp.                             70,000                     -0-
--------------------------------------------------------------------------------
Devon Energy Corp.                               100,000                     -0-
--------------------------------------------------------------------------------
Loews Corp.                                       60,000                     -0-
--------------------------------------------------------------------------------
Medtronic, Inc.                                   80,000                     -0-
--------------------------------------------------------------------------------
MetLife, Inc.                                    110,000                     -0-
--------------------------------------------------------------------------------
Philip Morris Company, Inc.                       95,000                 80,000
--------------------------------------------------------------------------------
Pinnacle West Capital Corp.                       80,000                     -0-
--------------------------------------------------------------------------------
Repsol YPF, SA (ADR)                             325,000                175,000
--------------------------------------------------------------------------------
Safeway, Inc.                                    130,000                     -0-
--------------------------------------------------------------------------------
Trigon Healthcare, Inc.                           26,500                     -0-
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN DISCIPLINED VALUE FUND o 9

------------------------
PORTFOLIO OF INVESTMENTS
------------------------

PORTFOLIO OF INVESTMENTS
May 31, 2002 (unaudited)

Company                                               Shares     U.S. $ Value
--------------------------------------------------------------------------------

COMMON STOCKS-99.7%

Health Care-28.6%
Biotechnology-2.0%
Human Genome Sciences, Inc.(a) .............         325,000    $   5,606,250
                                                                -------------
Drugs-7.9%
Bristol-Myers Squibb Co. ...................         150,000        4,668,000
Pfizer, Inc. ...............................         140,000        4,844,000
Schering-Plough Corp. ......................         175,000        4,628,750
Wyeth ......................................         150,000        8,325,000
                                                                -------------
                                                                   22,465,750
                                                                -------------
Medical Products-3.5%
Abbott Laboratories ........................         100,000        4,750,000
Guidant Corp.(a) ...........................          65,000        2,600,000
Health Net, Inc.(a) ........................          50,000        1,447,500
Johnson & Johnson ..........................          20,000        1,227,000
                                                                -------------
                                                                   10,024,500
                                                                -------------
Medical Services-15.2%
Cardinal Health, Inc. ......................          35,000        2,326,100
HCA Healthcare Corp. .......................         200,000        9,826,000
Health Management Associates, Inc. Cl.A(a) .         500,000       10,295,000
Humana, Inc.(a) ............................         275,000        4,185,500
Manor Care, Inc.(a) ........................         300,000        7,770,000
Tenet Healthcare Corp.(a) ..................         120,000        8,940,000
                                                                -------------
                                                                   43,342,600
                                                                -------------
                                                                   81,439,100
                                                                -------------
Finance-21.6%
Banking-Money Center-3.5%
J. P. Morgan Chase & Co. ...................         275,000        9,886,250
                                                                -------------
Banking-Regional-1.4%
Bank One Corp. .............................         100,000        4,063,000
                                                                -------------
Brokerage & Money Management-1.7%
Merrill Lynch & Co., Inc. ..................          60,000        2,442,600
Morgan Stanley Dean Witter & Co. ...........          50,000        2,273,000
                                                                -------------
                                                                    4,715,600
                                                                -------------
Insurance-3.4%
ACE, Ltd. ..................................         150,000        5,191,500
Travelers Property Casualty Corp.(a) .......         260,000        4,563,000
                                                                -------------
                                                                    9,754,500
                                                                -------------
Mortgage Banking-8.3%
Fannie Mae .................................          65,000        5,200,650
Freddie Mac ................................          75,000        4,916,250
Golden West Financial Corp. ................          65,000        4,547,400
The PMI Group, Inc. ........................          50,000        4,280,000
Washington Mutual, Inc. ....................         120,000        4,664,400
                                                                -------------
                                                                   23,608,700
                                                                -------------


--------------------------------------------------------------------------------
10 o ALLIANCEBERNSTEIN DISCIPLINED VALUE FUND

                                                        ------------------------
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Company                                               Shares     U.S. $ Value
--------------------------------------------------------------------------------

Miscellaneous-3.3%
Citigroup, Inc. ............................         100,000    $   4,318,000
Household International, Inc. ..............         100,000        5,115,000
                                                                -------------
                                                                    9,433,000
                                                                -------------
                                                                   61,461,050
                                                                -------------
Technology-21.2%
Communication Equipment-5.8%
Juniper Networks, Inc.(a) ..................         590,900        5,477,643
Lucent Technologies, Inc. ..................       1,000,000        4,650,000
Nokia Oyj (ADR) Finland ....................         150,000        2,082,000
QUALCOMM, Inc.(a) ..........................         140,000        4,429,600
                                                                -------------
                                                                   16,639,243
                                                                -------------
Computer Services-3.8%
Affiliated Computer Services, Inc. Cl.A(a) .         100,000        5,564,000
First Data Corp. ...........................          67,500        5,346,000
                                                                -------------
                                                                   10,910,000
                                                                -------------
Computer Software-4.8%
Amdocs, Ltd. (Guernsey)(a) .................         275,000        5,115,000
Microsoft Corp.(a) .........................         100,000        5,091,000
VERITAS Software Corp.(a) ..................         150,000        3,400,500
                                                                -------------
                                                                   13,606,500
                                                                -------------
Contract Manufacturing-2.6%
Sanmina Corp.(a) ...........................         175,000        2,012,500
Solectron Corp.(a) .........................         650,000        5,252,000
                                                                -------------
                                                                    7,264,500
                                                                -------------
Semi-Conductor Components-4.2%
Altera Corp.(a) ............................         275,000        4,958,250
Intersil Corp. Cl.A(a) .....................         100,000        2,402,000
Micron Technology, Inc.(a) .................         200,000        4,716,000
                                                                -------------
                                                                   12,076,250
                                                                -------------
                                                                   60,496,493
                                                                -------------
Consumer Staples-8.2%
Beverages-0.8%
Anheuser-Busch Company, Inc. ...............          45,000        2,322,450
                                                                -------------
Cosmetics-1.4%
Avon Products, Inc. ........................          75,000        3,971,250
                                                                -------------
Retail-Food & Drug-1.6%
Kroger Co.(a) ..............................         200,000        4,470,000
                                                                -------------
Tobacco-4.4%
Loews Corp.-Carolina Group .................         250,000        8,062,500
Philip Morris Company, Inc. ................          80,000        4,580,000
                                                                -------------
                                                                   12,642,500
                                                                -------------
                                                                   23,406,200
                                                                -------------


--------------------------------------------------------------------------------
                                   ALLIANCEBERNSTEIN DISCIPLINED VALUE FUND o 11

------------------------
PORTFOLIO OF INVESTMENTS
------------------------

Company                                               Shares     U.S. $ Value
--------------------------------------------------------------------------------

Energy-7.5%
Domestic Integrated-0.9%
Occidental Petroleum Corp. .................          85,000    $   2,538,100
                                                                -------------
Domestic Producers-1.5%
Kerr-McGee Corp. ...........................          75,000        4,356,750
                                                                -------------
International-2.3%
BP Plc (ADR) (United Kingdom) ..............          90,000        4,596,300
Repsol YPF, SA (ADR) (Spain) ...............         175,000        2,072,000
                                                                -------------
                                                                    6,668,300
                                                                -------------
Oil Service-1.7%
GlobalSantaFe Corp. ........................          60,000        2,025,000
Halliburton Co. ............................         150,000        2,782,500
                                                                -------------
                                                                    4,807,500
                                                                -------------
Miscellaneous-1.1%
Dynegy, Inc. Cl.A ..........................         350,000        3,111,500
                                                                -------------
                                                                   21,482,150
                                                                -------------
Consumer Services-4.7%
Broadcasting & Cable-1.5%
Comcast Corp. CI.A(a) ......................         150,000        4,224,000
                                                                -------------
Entertainment & Leisure-0.7%
Harley-Davidson, Inc. ......................          40,000        2,103,200
                                                                -------------
Printing & Publishing-0.7%
Gannett Co., Inc. ..........................          25,000        1,895,000
                                                                -------------
Retail-General Merchandise-1.8%
The Home Depot, Inc. .......................         120,000        5,002,800
                                                                -------------
                                                                   13,225,000
                                                                -------------
Multi-Industry Companies-2.7%
Tyco International, Ltd. ...................         350,000        7,682,500
                                                                -------------
Utilities-2.6%
Electric & Gas Utility-2.6%
Constellation Energy Group .................          65,000        1,967,550
Duke Energy Corp. ..........................          60,000        1,920,600
Entergy Corp. ..............................          50,000        2,199,000
Reliant Energy, Inc. .......................          81,700        1,389,717
                                                                -------------
                                                                    7,476,867
                                                                -------------
Transportation-1.8%
Railroad-1.8%
Union Pacific Corp. ........................          85,000        5,205,400
                                                                -------------


--------------------------------------------------------------------------------
12 o ALLIANCEBERNSTEIN DISCIPLINED VALUE FUND

                                                        ------------------------
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

                                                   Shares or
                                                   Principal
                                                      Amount
Company                                                (000)     U.S. $ Value
--------------------------------------------------------------------------------

Capital Goods-0.8%
Electrical Equipment-0.8%
Johnson Controls, Inc. .....................          25,000    $   2,201,500
                                                                -------------
Total Common Stocks
   (cost $273,792,413) .....................                      284,076,260
                                                                -------------
SHORT-TERM INVESTMENT-0.8%

Time Deposit-0.8%
State Street Euro Dollar
   1.25%, 6/03/02
   (cost $2,195,000) .......................   $       2,195        2,195,000
                                                                -------------
Total Investments-100.5%
   (cost $275,987,413) .....................                      286,271,260
Other assets less liabilities-(0.5%) .......                       (1,410,405)
                                                                -------------
Net Assets-100% ............................                    $ 284,860,855
                                                                =============


(a)   Non-income producing security.

      Glossary:

      ADR - American Depositary Receipt

      See notes to financial statements.


--------------------------------------------------------------------------------
                                   ALLIANCEBERNSTEIN DISCIPLINED VALUE FUND o 13

---------------------------------
STATEMENT OF ASSETS & LIABILITIES
---------------------------------

STATEMENT OF ASSETS & LIABILITIES
May 31, 2002 (unaudited)

Assets
Investments in securities, at value
   (cost $ 275,987,413) .............................   $ 286,271,260
Cash ................................................             216
Collateral held for securities loaned ...............      22,470,900
Receivable for capital stock sold ...................       1,128,346
Dividends and interest receivable ...................         313,834
                                                        -------------
Total assets ........................................     310,184,556
                                                        -------------
Liabilities
Payable for collateral received on securities loaned       22,470,900
Payable for investment securities purchased .........       2,182,540
Payable for capital stock redeemed ..................         287,162
Distribution fee payable ............................         181,184
Advisory fee payable ................................         179,228
Accrued expenses and other liabilities ..............          22,687
                                                        -------------
Total liabilities ...................................      25,323,701
                                                        -------------
Net Assets ..........................................   $ 284,860,855
                                                        =============
Composition of Net Assets
Capital stock, at par ...............................   $      22,016
Additional paid-in capital ..........................     284,478,720
Accumulated net investment loss .....................        (530,185)
Accumulated net realized loss on investments ........      (9,393,543)
Net unrealized appreciation of investments ..........      10,283,847
                                                        -------------
                                                        $ 284,860,855
                                                        -------------
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price per share
   ($97,053,879/7,422,082 shares of capital
   stock issued and outstanding) ....................          $13.08
Sales charge -- 4.25% of public offering price .......            .58
                                                               ------
Maximum offering price ..............................          $13.66
                                                               ======
Class B Shares
Net asset value and offering price per share
   ($138,645,652/10,770,665 shares of capital
   stock issued and outstanding) ....................          $12.87
                                                               ======
Class C Shares
Net asset value and offering price per share
   ($49,161,324/3,823,173 shares of capital
   stock issued and outstanding) ....................          $12.86
                                                               ======


See notes to financial statements.


--------------------------------------------------------------------------------
14 o ALLIANCEBERNSTEIN DISCIPLINED VALUE FUND

                                                         -----------------------
                                                         STATEMENT OF OPERATIONS
                                                         -----------------------

STATEMENT OF OPERATIONS
Six Months Ended May 31, 2002 (unaudited)

Investment Income
Dividends (net of foreign taxes
   withheld of $20,708) ..............   $ 1,657,664
Interest .............................       148,328    $ 1,805,992
                                         -----------
Expenses
Advisory fee .........................       922,080
Distribution fee -- Class A ..........       130,624
Distribution fee -- Class B ..........       577,834
Distribution fee -- Class C ..........       216,192
Transfer agency ......................       210,927
Registration .........................        90,978
Administrative .......................        68,000
Custodian ............................        59,104
Audit and legal ......................        32,556
Printing .............................        18,138
Directors' fees ......................         7,376
Miscellaneous ........................         2,368
                                         -----------
Total expenses .......................                    2,336,177
                                                        -----------
Net investment loss ..................                     (530,185)
                                                        -----------
Realized and Unrealized Gain (Loss)
on Investments
Net realized loss on investment
   transactions ......................                     (728,043)
Net change in unrealized appreciation/
   depreciation of investments .......                      985,035
                                                        -----------
Net gain on investments ..............                      256,992
                                                        -----------
Net Decrease in Net Assets
   from Operations ...................                  $  (273,193)
                                                        ===========


See notes to financial statements.


--------------------------------------------------------------------------------
                                   ALLIANCEBERNSTEIN DISCIPLINED VALUE FUND o 15

----------------------------------
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                            Six Months         Year
                                               Ended           Ended
                                           May 31, 2002     November 30,
                                            (unaudited)         2001
                                          =============    =============
Increase (Decrease) in Net Assets
from Operations
Net investment loss ...................   $    (530,185)   $  (1,053,987)
Net realized loss on investment
   and futures transactions ...........        (728,043)      (8,450,582)
Net change in unrealized
   appreciation/depreciation
   of investments .....................         985,035        9,249,956
                                          -------------    -------------
Net decrease in net assets
   from operations ....................        (273,193)        (254,613)
Distributions to Shareholders from
Distributions in excess of net realized
   gain on investments
   Class A ............................              -0-        (120,311)
   Class B ............................              -0-         (40,388)
   Class C ............................              -0-         (28,077)
Capital Stock Transactions
Net increase ..........................      74,523,285      191,349,736
                                          -------------    -------------
Total increase ........................      74,250,092      190,906,347
Net Assets
Beginning of period ...................     210,610,763       19,704,416
                                          -------------    -------------
End of period .........................   $ 284,860,855    $ 210,610,763
                                          =============    =============

See notes to financial statements.


--------------------------------------------------------------------------------
16 o ALLIANCEBERNSTEIN DISCIPLINED VALUE FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

NOTES TO FINANCIAL STATEMENTS
May 31, 2002 (unaudited)

NOTE A

Significant Accounting Policies

AllianceBernstein Disciplined Value Fund, Inc. (the "Fund"), organized as a Maryland corporation on July 6, 1999, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. All three classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities traded on a national securities exchange, on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) or on The Nasdaq Stock Market, Inc. are generally valued at the last reported sales price or if no sale occurred, at the mean of the closing bid and asked prices on that day. Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to the U.S. over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter (but excluding securities traded on The Nasdaq Stock Market, Inc.) are valued at the mean of the current bid and asked prices. U.S. government and fixed income securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Board of Directors.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at


--------------------------------------------------------------------------------
                                   ALLIANCEBERNSTEIN DISCIPLINED VALUE FUND o 17

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

the mean of the quoted bid and asked price of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized foreign currency gains and losses represent foreign exchange gains and losses from sales and maturities of debt securities, currency gains and losses realized between the trade and settlement dates on security transactions and the difference between the amounts of dividends and interest recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The Fund does not isolate the effect of fluctuations in foreign currency exchange rates when determining the gain or loss upon the sale of equity securities. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. The Fund accretes discount and amortizes premiums as adjustments to interest income. Investment gains and losses are determined on the identified cost basis.

5. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares.

6. Dividends and Distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.


--------------------------------------------------------------------------------
18 o ALLIANCEBERNSTEIN DISCIPLINED VALUE FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of an investment advisory agreement, the Fund pays Alliance Capital Management L.P. (the "Adviser") at an annualized rate of .75% of the average daily net assets of the Fund. The fee is accrued daily and paid monthly.

The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis to 2.50%, 3.20% and 3.20% of the daily average net assets for Class A, Class B and Class C shares, respectively. For the six months ended May 31, 2002, there were no amounts waived.

Pursuant to the advisory agreement, the Fund paid $68,000 to the Adviser representing the cost of certain legal and accounting services provided to the Fund by the Adviser for the six months ended May 31, 2002.

The Fund compensates Alliance Global Investor Services, Inc., (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $172,320 for the six months ended May 31, 2002.

For the six months ended May 31, 2002, the Fund's expenses were reduced by $979 under an expense offset arrangement with AGIS.

Alliance Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it has received front-end sales charges of $33,559 from the sale of Class A shares and $357, $153,057 and $10,020 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended May 31, 2002.

Brokerage commissions paid on investment transactions for the six months ended May 31, 2002, amounted to $970,091, of which $62,851 was paid to Sanford C. Bernstein & Co. LLC, an affiliate of the Adviser.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $2,676,493 and $649,802 for


--------------------------------------------------------------------------------
                                   ALLIANCEBERNSTEIN DISCIPLINED VALUE FUND o 19

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

Class B and Class C shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal period for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) aggregated $320,962,466 and $223,194,358, respectively, for the six months ended May 31, 2002. There were no purchases and sales of U.S. government and government agency obligations for the six months ended May 31, 2002.

At May 31, 2002, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Gross unrealized appreciation of investments was $21,576,972 and gross unrealized depreciation of investments was $11,293,125 resulting in net unrealized appreciation of $10,283,847.

At November 30, 2001, the Fund had a capital loss carryforward of $5,082,909 that expires in 2009.

1. Financial Futures Contracts

The Fund may buy or sell financial futures contracts for the purpose of hedging its portfolios against adverse effects of anticipated movements in the market. The Fund bears the market risk that arises from changes in the value of these financial instruments. The Fund's activities in domestic futures contracts are conducted through regulated exchanges which do not result in counterparty credit risk.

At the time the Fund enters into a futures contract, the Fund deposits and maintains with their custodian as collateral an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract.

Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed. At May 31, 2002, the Fund had no outstanding futures contract.

NOTE E

Securities Lending

The Fund has entered into a securities lending agreement with UBS/Paine Webber, Inc. (the "Lending Agent"). Under the terms of the agreement, the Lending Agent, on behalf of the Fund, administers the lending of portfolio securities to certain broker-dealers. In return, the Fund receives fee income from the lending transactions. All loans are


--------------------------------------------------------------------------------
20 o ALLIANCEBERNSTEIN DISCIPLINED VALUE FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

continuously secured by collateral exceeding the value of the securities loaned. All collateral consists of either cash or U.S. Government securities. The Lending Agent invests the cash collateral in an eligible money market vehicle in accordance with the investment restrictions of the Fund. UBS/Paine Webber will indemnify the Fund for any loss resulting from a borrower's failure to return a loaned security when due. As of May 31, 2002, the Fund had loaned securities with a value of $21,407,488 and received cash collateral of $22,470,900. For the six months ended May 31, 2002, the Fund received fee income of $10,558 which is included in interest income in the accompanying Statement of Operations.

NOTE F

Capital Stock

There are 9,000,000,000 shares of $0.001 par value capital stock authorized, divided into three classes, designated Class A, Class B and Class C shares. Each Class consists of 3,000,000,000 authorized shares. Transactions in capital stock were as follows:

                    ----------------------------    ---------------------------
                               Shares                          Amount
                    ----------------------------    ---------------------------
                      Six Months                      Six Months
                           Ended      Year Ended           wFund     Year Ended
                    May 31, 2002    November 30,    May 31, 2002   November 30,
                     (unaudited)            2001     (unaudited)           2001
                    -----------------------------------------------------------
Class A
Shares sold            2,662,883       5,356,045    $ 34,318,818   $ 71,137,673
-------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   distributions              -0-          8,747              -0-       103,934
-------------------------------------------------------------------------------
Shares converted
   from Class B           97,016          16,878       1,327,204        223,538
-------------------------------------------------------------------------------
   Shares redeemed    (1,190,706)       (805,672)    (15,322,338)   (10,135,611)
-------------------------------------------------------------------------------
Net increase           1,569,193       4,575,998    $ 20,323,684   $ 61,329,534
===============================================================================


--------------------------------------------------------------------------------
                                   ALLIANCEBERNSTEIN DISCIPLINED VALUE FUND o 21

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

                    ----------------------------    ---------------------------
                               Shares                          Amount
                    ----------------------------    ---------------------------
                      Six Months                      Six Months
                           Ended      Year Ended           Ended     Year Ended
                    May 31, 2002    November 30,    May 31, 2002   November 30,
                     (unaudited)            2001     (unaudited)           2001
                    -----------------------------------------------------------
Class B
Shares sold            4,401,385       8,345,207   $  56,396,428  $ 108,839,456
-------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   distributions              -0-          3,745              -0-        44,743
-------------------------------------------------------------------------------
Shares converted
   from Class A         (104,984)        (17,071)     (1,327,204)      (223,538)
-------------------------------------------------------------------------------
Shares redeemed       (1,119,674)       (966,597)    (14,306,549)   (12,213,837)
-------------------------------------------------------------------------------
Net increase           3,176,727       7,365,284   $  40,762,675  $  96,446,824
===============================================================================

Class C
Shares sold            1,517,507       2,831,438   $  19,366,104  $  37,167,653
-------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   distributions              -0-          2,236              -0-        26,429
-------------------------------------------------------------------------------
Shares redeemed         (465,099)       (285,643)     (5,929,178)    (3,620,704)
-------------------------------------------------------------------------------
Net increase           1,052,408       2,548,031   $  13,436,926  $  33,573,378
===============================================================================

NOTE G

Bank Borrowing

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended May 31, 2002.


--------------------------------------------------------------------------------
22 o ALLIANCEBERNSTEIN DISCIPLINED VALUE FUND

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                      ------------------------------------------------
                                                                           Class A
                                                      ------------------------------------------------
                                                        Six Months                        December 22,
                                                             Ended         Year Ended       1999(a) to
                                                      May 31, 2002       November 30,     November 30,
                                                        (unaudited)              2001             2000
                                                      ------------------------------------------------
Net asset value, beginning of period ..............   $       13.09        $    11.42       $    10.00
                                                      ------------------------------------------------
Income From Investment Operations
Net investment loss(b) ............................              -0-             (.07)(c)         (.03)(c)
Net realized and unrealized gain (loss) on
   investment transactions ........................            (.01)             1.82             1.45
                                                      ------------------------------------------------
Net increase (decrease) in net asset value from
   operations .....................................            (.01)             1.75             1.42
                                                      ------------------------------------------------
Less: Distributions
Distributions in excess of net realized gain on
   investments ....................................              -0-             (.08)              -0-
                                                      ------------------------------------------------
Net asset value, end of period ....................   $       13.08        $    13.09       $    11.42
                                                      ================================================
Total Return
Total investment return based on net asset value(d)            (.08)%           15.40%           14.20%
Ratios/Supplemental Data
Net assets, end of period (000's omitted) .........   $      97,054        $   76,617       $   14,583
Ratios to average net assets of:
   Expenses, net of waivers/reimbursements ........            1.44%(e)          1.85%            2.50%(e)
   Expenses, before waivers/reimbursements ........            1.44%(e)          1.88%            9.25%(e)
   Net investment income (loss) ...................             .03%(e)          (.55)%(c)        (.33)%(c)(e)
Portfolio turnover rate ...........................              99%              299%             249%

See footnote summary on page 25.


--------------------------------------------------------------------------------
                                   ALLIANCEBERNSTEIN DISCIPLINED VALUE FUND o 23

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                      ------------------------------------------------
                                                                           Class B
                                                      ------------------------------------------------
                                                        Six Months                        December 22,
                                                             Ended         Year Ended       1999(a) to
                                                      May 31, 2002       November 30,     November 30,
                                                        (unaudited)              2001             2000
                                                      ------------------------------------------------
Net asset value, beginning of period ..............    $     12.93        $     11.36      $     10.00
                                                      ------------------------------------------------
Income From Investment Operations
Net investment loss(b) ............................           (.04)              (.16)(c)         (.11)(c)
Net realized and unrealized gain (loss) on
   investment transactions ........................           (.02)              1.81             1.47
                                                      ------------------------------------------------
Net increase (decrease) in net asset value from
   operations .....................................           (.06)              1.65             1.36
                                                      ------------------------------------------------
Less: Distributions
Distributions in excess of net realized gain on
   investments ....................................             -0-              (.08)              -0-
                                                      ------------------------------------------------
Net asset value, end of period ....................    $     12.87        $     12.93      $     11.36
                                                       ===============================================
Total Return
Total investment return based on net asset value(d)           (.46)%            14.60%           13.60%
Ratios/Supplemental Data
Net assets, end of period (000's omitted) .........    $   138,646        $    98,204      $     2,597
Ratios to average net assets of:
   Expenses, net of waivers/reimbursements ........           2.15%(e)           2.55%            3.20%(e)
   Expenses, before waivers/reimbursements ........           2.15%(e)           2.60%            8.16%(e)
   Net investment loss ............................           (.68)%(e)         (1.28)%(c)       (1.08)%(c)(e)
Portfolio turnover rate ...........................             99%               299%             249%

See footnote summary on page 25.


--------------------------------------------------------------------------------
24 o ALLIANCEBERNSTEIN DISCIPLINED VALUE FUND

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                      ------------------------------------------------
                                                                           Class C
                                                      ------------------------------------------------
                                                        Six Months                        December 22,
                                                             Ended         Year Ended       1999(a) to
                                                      May 31, 2002       November 30,     November 30,
                                                       (unaudited)               2001             2000
                                                      ------------------------------------------------
Net asset value, beginning of period ..............     $    12.92         $    11.34       $    10.00
                                                      ------------------------------------------------
Income From Investment Operations
Net investment loss(b) ............................           (.04)              (.16)(c)         (.12)(c)
Net realized and unrealized gain (loss) on
   investment transactions ........................           (.02)              1.82             1.46
                                                      ------------------------------------------------
Net increase (decrease) in net asset value from
   operations .....................................           (.06)              1.66             1.34
                                                      ------------------------------------------------
Less: Distributions
Distributions in excess of net realized gain on
   investments ....................................             -0-              (.08)              -0-
                                                      ------------------------------------------------
Net asset value, end of period ....................     $    12.86         $    12.92       $    11.34
                                                      ================================================
Total Return
Total investment return based on net asset value(d)           (.46)%            14.71%           13.40%
Ratios/Supplemental Data
Net assets, end of period (000's omitted) .........     $   49,161         $   35,790       $    2,525
Ratios to average net assets of:
  Expenses, net of waivers/reimbursements .........           2.15%(e)           2.56%            3.20%(e)
  Expenses, before waivers/reimbursements .........           2.15%(e)           2.60%           10.14%(e)
  Net investment loss .............................           (.68)%(e)         (1.28)%(c)       (1.08)%(c)(e)
Portfolio turnover rate ...........................             99%               299%             249%


(a)   Commencement of operations.

(b)   Based on average shares outstanding.

(c)   Net of fees waived and expenses reimbursed by the Adviser.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

(e)   Annualized.


--------------------------------------------------------------------------------
                                   ALLIANCEBERNSTEIN DISCIPLINED VALUE FUND o 25

----------------------------
GLOSSARY OF INVESTMENT TERMS
----------------------------

GLOSSARY OF INVESTMENT TERMS

basis point (bp)

One basis point equals 0.01%.

benchmark

A standard by which a fund's performance can be measured. A benchmark is usually an unmanaged index, such as the Standard & Poor's 500 Stock Index or the Lehman Brothers Aggregate Bond Index.

capitalization or market capitalization

The absolute dollar value of a company's outstanding stock. Capitalization is determined by multiplying the amount of publicly owned shares by the stock's current market value.

earnings per share (EPS)

A common measurement of a stock's performance, calculated by taking a company's net income and dividing it by the number of shares the company has outstanding.

equity

Another term for stock.

index

A compilation of securities of similar types of companies that is used to measure the investment performance of securities within that specific market. An index is often used as a benchmark for a mutual fund. An investor cannot invest directly in an index.

net asset value (NAV)

The value of a mutual fund's total assets, minus its liabilities, divided by the number of shares outstanding.

portfolio

The collection of securities that make up a Fund's or an investor's investments.


--------------------------------------------------------------------------------
26 o ALLIANCEBERNSTEIN DISCIPLINED VALUE FUND

                                                                ----------------
                                                                ALLIANCE CAPITAL
                                                                ----------------

ALLIANCE CAPITAL
The Investment Professional's Choice

Alliance Capital is a leading global investment management firm with approximately $412 billion in assets under management. In recognition of our far-reaching investment capabilities, Alliance Capital has been selected by employee benefit plans for 43 of the FORTUNE 100 companies and public retirement funds in 44 states as well as by hundreds of foundations, endowments and foreign institutions. By sharing this institutional money management experience with millions of mutual fund investors as well, Alliance stands out as a "manager of choice" for thousands of investment professionals around the world.

At Alliance Capital, we place a premium on investment research. We carefully select securities based on our proprietary research, conducted by over 600 investment professionals in 37 cities and 19 countries. Our commitment to this process means that our mutual fund shareholders have their portfolios managed by the same experienced analysts and portfolio managers who manage the pension funds of some of America's largest institutional investors.

All information on Alliance Capital is as of 6/30/02.


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ALLIANCE CAPITAL AT YOUR SERVICE
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ALLIANCE CAPITAL AT YOUR SERVICE

At Alliance Capital, shareholder satisfaction is among our top priorities. That is why we provide our shareholders with a wide variety of products and time-saving services.

o     Automatic Reinvestment

      You may choose to reinvest fund dividend and capital-gains distributions automatically at no charge.

o     Automatic Investment Program

      Build your investment account by having money automatically transferred from your bank account on a regular basis.

o     Dividend Direction Plans

      You may cross-invest dividends from one fund into the same class of shares in any other fund without incurring a sales charge--a good way to diversify your assets.

o     Auto Exchange

      You may choose to automatically exchange money from one Alliance Capital fund to another on a regular basis. This can be a good way to dollar cost average*, helping you to invest with discipline.

o     Systematic Withdrawals

      Regular checks for specified amounts can be sent to you or to your brokerage or bank account.

o     E-Statements and Electronic Delivery

      Sign up to view your quarterly mutual fund, retirement or CollegeBoundfund(SM) account statements online, rather than wait to receive paper copies in the mail. You may also sign up for electronic delivery of your legal documents so you can receive your semi-annual and annual shareholder reports, prospectuses and prospectus supplements online. It's easy, convenient and saves you time and storage space. Sign up today at www.alliancecapital.com. Simply go to Individual Investor, U.S., Account Access.

o     A Choice of Purchase Plans

      Most funds are available in A, B, and C Class shares. Many funds are also available in Advisor Class shares.

o     Telephone Transaction

      Purchases, transfers and redemptions can be made by calling (800) 221-5672. Our knowledgeable representatives are available to assist you Monday through Friday from 8:30 a.m. to 7:00 p.m. Eastern Standard Time.

o     Alliance Answer: 24-Hour Information

      For your convenience, our computerized audio response system is available to you 24-hours a day by calling (800) 251-0539. Using any touch tone phone, you can hear share prices, get account balances, review details of your last transaction, obtain dividend information, order statements/checkbooks, review fund objectives, and Watchlist information, order additional copies of statements and request additional year-end tax forms (available from February 1 to May 31).

o     The Alliance Advance

      A quarterly newsletter discussing investment strategies, economic news and other mutual fund matters.

o Our Web Site at www.alliancecapital.com gives you a broad perspective of Alliance Capital. You can reach Alliance mutual fund and account information more directly from www.investor.alliancecapital.com. Either way, you'll have access to extensive Alliance fund data, answers to frequently asked questions, and financial planning tools and calculators.

* Dollar cost averaging does not assure a profit nor protect against loss in a declining market. Since this strategy involves continuous investments in securities, regardless of fluctuating prices, investors should consider their financial ability to invest during periods of low price levels.


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                                                              ------------------
                                                              BOARD OF DIRECTORS
                                                              ------------------

BOARD OF DIRECTORS

John D. Carifa, Chairman and President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
William H. Foulk, Jr.(1)
Clifford L. Michel(1)
Donald J. Robinson(1)

OFFICERS

Frank V. Caruso, Senior Vice President
Paul C. Rissman, Senior Vice President
Thomas J. Bardong, Vice President
Gregory R. Sawers
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller

Custodian

State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

Principal Underwriter

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

Transfer Agent

Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-free (800) 221-5672

Independent Auditors

Ernst & Young LLP
5 Times Square
New York, NY 10036

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

(1)   Member of the Audit Committee.


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ALLIANCE CAPITAL FAMILY OF FUNDS
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ALLIANCE CAPITAL FAMILY OF FUNDS

U.S. Stock Funds

Growth & Income Fund
Growth Fund
Health Care Fund
Mid-Cap Growth Fund*
Premier Growth Fund
Quasar Fund
Technology Fund

Global & International Stock Funds

All-Asia Investment Fund
Global Small Cap Fund
Greater China '97 Fund
International Fund
International Premier Growth Fund
The Korean Investment Fund
New Europe Fund
Worldwide Privatization Fund

AllianceBernstein Value Funds

Disciplined Value Fund
Global Value Fund
International Value Fund
Real Estate Investment Fund
Small Cap Value Fund
Utility Income Fund
Value Fund

Select Investor Series

Biotechnology Portfolio
Premier Portfolio
Small Cap Growth Portfolio
Technology Portfolio

Asset Allocation Funds

Balanced Shares
Conservative Investors Fund
Growth Investors Fund

Taxable Bond Funds

Americas Government Income Trust**
Corporate Bond Portfolio
Emerging Market Debt Fund***
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
U.S. Government Portfolio

Tax-Exempt Bond Funds

National
Intermediate Diversified
Insured National
Arizona
California
Intermediate California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Intermediate New York
Ohio
Pennsylvania
Virginia

Closed-End Funds

All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Southern Africa Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II

Alliance also offers AFD Exchange Reserves, which serves as the money market fund exchange vehicle for the Alliance mutual funds.

To obtain a prospectus for any Alliance Capital fund, call your investment professional, or call Alliance at (800) 227-4618.

* The Alliance Fund changed its name to Alliance Mid-Cap Growth Fund on February 1, 2002.

** Alliance North American Government Income Trust changed its name to Alliance Americas Government Income Trust on March 1, 2002.

*** Alliance Global Dollar Government Fund changed its name to Alliance Emerging Market Debt Fund on March 1, 2002.


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NOTES


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NOTES


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AllianceBernstein Disciplined Value Fund
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

Alliance Capital [LOGO](R)
The Investment Professional's Choice

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

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